Organization and nature of business	12 Months Ended
Sep. 30, 2024
Organization and nature of business
Organization and nature of business

Note 1 - Organization and nature of business

Farmmi, Inc. (“FAMI” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FAMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, which in turn owns 100% equity interest of Farmmi (Hangzhou) Enterprise Management Co., Ltd (“Farmmi Enterprise”), Lishui Farmmi Technology Co., Ltd (“Farmmi Technology”), Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd (“Farmmi Ecology”), and Farmmi (Hangzhou) Health Development Co., Ltd (“Farmmi Heath Development”), four wholly foreign-owned entities (each, a “WFOE”) formed by Farmmi International under the laws of the People’s Republic of China (“PRC” or “China”).

Farmmi Health Development owns 100% equity interest in Zhejiang Farmmi Medical Health Technology Co., Ltd (“Farmmi Medical Health”), which was established under the laws of the PRC on September 18, 2021.

Farmmi Enterprise, Farmmi Technology, and Farmmi Ecology own 30%, 40%, and 30%, respectively, of equity interests in Zhejiang Farmmi Holdings Group Co., Ltd (“Farmmi Holdings”), which was established under the laws of the PRC on September 18, 2021.

On December 23, 2021, a board resolution of Zhejiang Farmmi Agricultural Technology Group Co., Ltd (“Farmmi Agricultural”) (formerly known as Hangzhou Suyuan Agriculture Technology Co., Ltd, “Suyuan Agriculture”), a company incorporated in the PRC, was passed to reorganize certain companies mentioned below with nil consideration.

Under the above-mentioned reorganization, (i) on December 30, 2021, Farmmi Holdings started to own 100% interest in Farmmi Agricultural, which was previously owned by Farmmi Enterprise (31.7%) and Farmmi Technology (68.3%); (ii) Farmmi Agricultural owns 100% of the equity interest of Zhejiang Farmmi Agricultural Supply Chain Co., Ltd (“Farmmi Supply Chain”), a company established under the laws of the PRC, on February 10, 2022 and was previously 100% owned by Farmmi Ecology.

On September 27, 2021, the Company, through its subsidiary Zhejiang Farmmi Agricultural Supply Chain Co., Ltd, acquired Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd (“Jiangxi Xiangbo”), established under the laws of the PRC, from Ganzhou Tengguang Agriculture and Forestry Development Co., Ltd for a total price of RMB 70 million ($11 million). After the consummation of the acquisition, Farmmi Supply Chain owns 100% equity interest in Jiangxi Xiangbo, which in turn owns 100% interest in Yudu County Yada Forestry Co., Ltd, established under the laws of the PRC (“Yudu Yada”). As a result, Jiangxi Xiangbo and Yudu Yada became subsidiaries of the Company.

On September 27, 2021, the Company, through its subsidiary Zhejiang Farmmi Agricultural Supply Chain Co., Ltd, acquired Guoning Zhonghao (Ningbo) Trading Co., Ltd (“Guoning Zhonghao”), established under the laws of the PRC, from Ningbo Guoning Zhonghao Technology Co., Ltd and Jianxin Huang, an individual, for a total consideration of RMB 5,000 ($788). After the consummation of the acquisition, Farmmi Supply Chain owns 100% equity interest in Guoning Zhonghao.

Farmmi Agricultural owns 100% of equity interests in Zhejiang FLS Mushroom Co., Ltd (“FLS Mushroom”), Zhejiang Farmmi Biotechnology Co., Ltd (“Farmmi Biotech”), and Zhejiang Farmmi Food Co., Ltd (“Farmmi Food”) and 77.2% equity interest in Lishui Farmmi E-Commerce Co., Ltd (“Farmmi E-Commerce”). FLS Mushroom, Farmmi Biotech, Farmmi Food, and Farmmi E-Commerce were all established under the laws of the PRC. The remaining 22.8% equity interest in Farmmi E-Commerce is owned by Hangzhou Nongyuan Network Technology Co., Ltd (“Nongyuan Network”). Nongyuan Network was incorporated on December 8, 2015 under the laws of the PRC and focuses on the development of network marketing and provides a network platform for sales of agriculture products.

On September 18, 2016, Farmmi Agricultural entered into a series of contractual agreements with Zhengyu Wang, the then sole owner of Nongyuan Network. These agreements include an Exclusive Management Consulting and Technology Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement, a Proxy Agreement, and a Power of Attorney (collectively, the “Original VIE Agreements”). The Original VIE Agreements empowered Farmmi Agricultural to exercise management control over the activities that most significantly impact the operation results of Nongyuan Network, obligated Farmmi Agricultural to absorb a majority of the risk of loss from Nongyuan Network’s activities and entitled Farmmi Agricultural to receive a majority of their residual returns. In essence, Farmmi Agricultural and the Company had gained effective control over Nongyuan Network.

On December 4, 2019, Zhengyu Wang transferred 100% of his shares of Nongyuan Network to his daughter Xinyang Wang. As a result, Xinyang Wang started to hold 100% of the ownership interest of Nongyuan Network. On December 10, 2019, Xinyang Wang, as the new sole owner of Nongyuan Network, signed a series of VIE agreements (the “Xinyang Wang VIE Agreements”) with Nongyuan Network and Farmmi Agricultural. On May 15, 2020, the following agreements were signed with the effective date of December 10, 2019:

(1)

Zhengyu Wang, Nongyuan Network and Farmmi Agricultural signed a termination agreement to confirm that the Original VIE Agreements had been terminated because Zhengyu Wang was no longer the shareholder of Nongyuan Network;

(2)

Zhengyu Wang, Dehong Zhang (the legal representative of Nongyuan Network), Xinyang Wang, Nongyuan Network and Farmmi Agricultural signed a joint statement to confirm that the board of directors of the Company had the ultimate authority over the matters of the VIE (defined below), Nongyuan Network.

FAMI believes that Xinyang Wang VIE Agreements enable Farmmi Agricultural and FAMI to keep effective control over Nongyuan Network, and as a result Nongyuan Network should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Accordingly, the accounts of Nongyuan Network are consolidated with those of Farmmi Agricultural.

On September 7, 2021, Zhejiang Yitang Medical Service Co., Ltd (“Yitang Mediservice”) was established under the laws of the PRC. Nongyuan Network and Farmmi Ecology own 95% and 5% of the equity interests in Yitang Mediservice, respectively. In April 20, 2023, Yitang Mediservice was reorganized, and Farmmi Medical Health and Farmmi Ecology own 95% and 5% of the equity interests in Yitang Mediservice.

On September 17, 2021, Zhejiang Yiting Medical Technology Co., Ltd (“Yiting Meditech”) was established under the laws of the PRC. Yitang Mediservice owns 100% interest in Yiting Meditech.

On January 10, 2022, Lishui Yifeng Medical Health Technology Co., Ltd (“Yifeng Medihealth”) was established under the laws of the PRC. Yitang Mediservice owns 100% of the equity interest in Yifeng Medihealth. Yifeng Medihealth was deregistered in April 2023.

On January 10, 2022, Lishui Yilong Enterprise Management Co., Ltd (“Yilong Enterprise”) was established under the laws of the PRC. Yitang Mediservice owns 100% of the equity interest in Yilong Enterprise. Yilong Enterprise was deregistered in April 2023.

On January 19, 2022, Lishui Yifeng Yilong Medical Technology Development Partnership (Limited Partnership) (“YF YL MediTech”) was established under the laws of the PRC. Yifeng Medihealth owns 20% and Yilong Enterprise owns 80% interest in YF YL MediTech. YF YL MediTech was deregistered in April 2023.

On January 19, 2022, Lishui Yitang Shangke Medical and Health Technology Partnership (Limited Partnership) (“YT SK Medihealth”) was established under the laws of the PRC. Yifeng Medihealth owns 20% and Yilong Enterprise owns 80% interest in YT SK Medihealth. Yifeng Medihealth was deregistered in April 2023.

On May 27, 2022, Zhejiang Farmmi Ecological Agriculture Technology Co., Ltd (“Farmmi Eco Agri”) was established under the laws of the PRC. Farmmi International owns 100% of the equity interest in Farmmi Eco Agri.

On July 13, 2022, Farmmi Canada Inc. (Farmmi Canada) was established under the laws of the Canada. Farmmi Inc. owns 100% of the equity interest in Farmmi Canada.

On September 27, 2021, an agreement was signed to divest 100% interest in Forest Food to a third party for total cash consideration of RMB 18.2 million (approximately $2.8 million) on October 1, 2021. Certain prior periods of the Company have been reclassified to conform to current period presentation as discontinued operations. Such reclassifications had no effect on net income (loss) or cash flows as previously reported.

On September 30, 2022, an agreement was signed to divest 100% interest in FLS Mushroom to a third party for total cash consideration of RMB 24.1 million (approximately $3.4 million) on October 1, 2022.

On November 14, 2022, Ningbo Farmmi Baitong Trade Co., Ltd (“Ningbo Farmmi Trade”) was established under the laws of the PRC. Farmmi Agricultural owns 100% equity of Ningbo Farmmi Trade.

On August 24, 2023, Farmmi USA Inc (“Farmmi USA”) was established under the laws of the United States of America. FAMI owns 100% equity of Farmmi USA.

On January 31, 2024, an agreement was signed to divest 100% interest in Nongyuan Network, Farmmi Holdings, and Farmmi Agricultural to a third party for a total cash consideration of RMB 43.1 million ($6.0 million).

On July 23, 2024, SuppChains Group Inc (“SuppChains”) was established under the laws of the United States of America. Farmmi USA owns 75% equity of SuppChains.

On September 18, 2024 and September 23, 2024, 100% interest in Farmmi Ecology and Farmmi Technology, respectively, were divested to third parties.

As of September 30, 2024, details of the subsidiaries of FAMI are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Holding company
Zhejiang Suyuan Agricultural	July 25, 2022	Zhejiang, China	100%	Holding company
Farmmi Food	December 26, 2017	Zhejiang, China	100%	Agriculture products
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Agriculture products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Agriculture products
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agriculture products
Farmmi Healthcare	September 18, 2021	Zhejiang, China	100%	Medical health
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Guoning Zhonghao	June 15, 2021	Zhejiang, China	100%	Agriculture exporting
Yitang Mediservice	September 7, 2021	Zhejiang, China	100%	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100%	Medical technology
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi Canada	July 13, 2022	Canada	100%	Agriculture products
Ningbo Farmmi Trade	November 14, 2022	Zhejiang, China	100%	Trading
Farmmi USA	April 20, 2023	USA	100%	Agriculture products
SuppChains	July 23, 2024	USA	75%	Warehousing

FAMI through its subsidiaries (herein collectively referred to as the “Company”) are principally engaged in processing, distributing, and trading dried shiitake mushrooms, mu er (also known as Auricularia heimuer or black ear fungus), corn, cotton, forestry, and other products.